Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DTAs:
ALLL	$ 1,132	$ 1,022
Employee compensation and benefits	673	765
Operating lease liability	339	372
Accruals and reserves	330	207
Federal and state NOLs and other carryforwards	121	125
Net unrealized losses in AOCI	3,860	4,150
Other	314	190
Total gross DTAs	6,769	6,831
Deferred Tax Assets, Valuation Allowance	(105)	(106)
Deferred Tax Assets, Net of Valuation Allowance, Total	6,664	6,725
DTLs:
Pension	1,884	1,532
Goodwill and other intangible assets	431	686
Partnerships	333	112
Equipment and auto leasing	309	422
MSRs	294	345
ROU assets	253	283
Loans	94	279
Other	29	39
Total DTLs	3,627	3,698
Deferred Tax Assets, Net, Total	$ 3,037	$ 3,027